Related party transactions and Directors remuneration (Tables)	12 Months Ended
Dec. 31, 2019
38. Related party transactions and Directors' remuneration
Amounts included in the Group and Bank financial statements, by category

Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Associates	Joint ventures	Pension funds
	£m	£m	£m	£m	£m
For the year ended and as at 31 December 2019
Total income	(717)	53	-	12	3
Credit impairment charges	-	-	-	-	-
Operating expenses	(90)	(3,023)	(5)	-	-
Total assets	2,097	2,165	-	1,303	3
Total liabilities	24,876	1,600	-	-	75
For the year ended and as at 31 December 2018
Total income	(416)	(3)	-	7	3
Credit impairment charges	-	-	-	-	-
Operating expenses	(122)	(3,630)	(1)	(7)	-
Total assets	727	1,091	12	1,288	3
Total liabilities	21,405	2,058	85	2	139

Disclosure of transactions between related parties [line items]
Remuneration of Directors and other Key Management Personnel

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2019	2018
	£m	£m
Salaries and other short-term benefits	37.6	50.7
Pension costs	0.2	0.3
Other long-term benefits	9.1	12.6
Share-based payments	14.2	24.8
Employer social security charges on emoluments	6.0	8.5
Costs recognised for accounting purposes	67.1	96.9
Employer social security charges on emoluments	(6.0)	(8.5)
Other long-term benefits – difference between awards granted and costs recognised	(1.0)	4.5
Share-based payments – difference between awards granted and costs recognised	(0.7)	(2.1)
Total remuneration awarded	59.4	90.8

Disclosure required by the Companies Act 2006

Disclosure required by the Companies Act 2006

The following information regarding Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2019	2018
	£m	£m
Aggregate emoluments[a]	7.6	10.5
Amounts paid under LTIPs[b]	0.2	0.6
	7.8	11.1

Notes

a The aggregate emoluments include amounts paid for the 2019 year. In addition, deferred cash and share awards for 2019 with a total value at grant of £1.9m will be made to Directors which will only vest subject to meeting certain conditions.

b The figure above for ‘Amounts paid under LTIPs’ for 2019 relates to an LTIP award released to a Director in 2019. Dividend shares released on the award are excluded.

Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2019	2018
	£m	£m
Aggregate emoluments[a]	3.2	3.6
Amounts paid under LTIPs	-	-
	3.2	3.6

Note

a The aggregate emoluments include amounts paid for the 2019 year. In addition, a deferred share award for 2019 with a value at grant of £1.2m will be made to the highest paid Director which will only vest subject to meeting certain conditions.

Related parties [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding
Loans outstanding
	2019	2018
	£m	£m
As at 1 January	14.6	4.8
Loans issued during the year[a]	0.1	12.6
Loan repayments during the year[b]	(14.7)	(2.8)
As at 31 December	-	14.6

Notes

a Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.

b Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

Related parties [member] | Deposits [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding

The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Deposits outstanding
	2019	2018
	£m	£m
As at 1 January	2.9	6.9
Deposits received during the year[a]	11.5	17.4
Deposits repaid during the year[b]	(10.2)	(21.4)
As at 31 December	4.2	2.9

Notes

a Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.

b Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.